4. ACQUISITIONS AND SALES: Schedule of Allocation of Purchase Consideration (Tables)	12 Months Ended
Dec. 31, 2025
Ecker Capital, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$7,334	$9,921
Accounts receivable	136,214	184,242
Less: liabilities assumed
Accounts payable	(191,744)	(259,352)
Deferred revenue	(242,546)	(328,068)
SBA Loan – Interactive Systems, Inc.	(535,145)	(723,837)
SBFS LLC Loan dba Rapid Advance	(44,684)	(60,439)
Net asset (liability) acquired	$(870,571)	(1,177,534)

ZooOffice, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$8,104	$11,185
Accounts receivable	41,480	57,250
Less liabilities assumed
Accounts payable	(1,688)	(2,330)
Deferred revenue	(265,957)	(367,073))
SBA Loan – ZooOffice, Inc.	(157,250)	(217,036)
Net asset (liability) acquired	$(375,311)	(518,004)

Weddle Surveying, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$30,437	$41,778
Accounts Receivable	8,109	11,130
Computers and related equipment	2,350	3,226
Furniture and fixtures	12,530	17,199
Vehicles	7,757	10,647
Business equipment	78,720	108,051
Less liabilities assumed
Accounts payable	(210)	(288)
Net tangible assets	$139,693	$191,743
Customer lists, brand recognition, technology	197,000	270,402
Goodwill	188,307	258,470
Net purchase price	525,000	720,615
Acquisition payment
Cash paid ($262,500 USD)	$262,500	360,308
Promissory note ($262,500 USD)	262,500	360,307
Total purchase price	$525,000	720,615

KJM Land Surveying, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$11,829	16,236
Accounts receivable	1,087	1,492
Computers and related equipment	14,200	19,491
Furniture and fixtures	13,500	18,530
Vehicles	22,500	30,884
Business equipment	67,100	92,101
Less liabilities assumed
Accounts payable	(1,650)	(2,265)
Net tangible assets	$128,566	1,76,469
Customer lists, brand recognition, technology	127,000	174,320
Goodwill	144,434	198,251
Net purchase price	400,000	549,040
Acquisition payment
Cash paid ($200,000 USD)	$200,000	274,520
Promissory note ($200,000 USD)	200,000	274,520
Total purchase price	$400,000	549,040

Othership, Limited
Schedule of Allocation of Purchase Consideration

ZenaTech acquired all outstanding shares of equity securities and warrants of Othership, Limited, a United Kingdom corporation on March 14, 2025. Othership is a workspaces and collaborative workplace software company providing workplace scheduling and management solutions to remote-first businesses and individuals. This acquisition will expand ZenaTech’s internal expertise developing applications using quantum computing across both AI drone and enterprise SaaS areas where we see growing demand and revenue opportunities. The Company paid $260,000 USD of which $100,000 USD was paid in cash and issued a promissory note for $160,000 USD to its primary shareholder and other shareholders. The promissory note has one year amortization note at six percent (6%) interest per year paid monthly and with a maturity date of March 13, 2028. This acquisition includes an earnout based on the revenue earned payable to the former owner, with a minimum $50,000 USD for $500,000 USD in revenue earned, and a maximum of $300,000 USD for $1,000,000 revenue earned per year. The allocation of the purchase consideration is as shown in the table below. The currency exchange rate used in the calculations for below disclosure was $1 GBP to $1.8491 CAD and $1 USD to $1.3726 CAD the exchange rates on December 31st , 2025, as per https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

Assets acquired	USD	CAD
Office equipment	$130	$178
Computers equipment	1,949	2,676
Net tangible assets	2079	2,854
Customer lists, brand recognition, technology	72,000	98,827
Goodwill	445,921	612,071
Net purchase price	520,000	713,752
Acquisition payment
Earnout	260,000	356,876
Cash paid ($100,000 USD)	100,000	137,260
Promissory note ($160,000 USD)	160,000	219,616
Total purchase price	$520,000	$713,752

Wallace Surveying Corporation
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Accounts receivable	$264,509	$363,065
Computers and related equipment	28,220	38,735
Vehicles	108,500	148,927
Machinery & equipment	247,600	339,856
Less liabilities assumed
Accounts payable	(264,509)	(363,065)
Net tangible assets	384,320	527,518
Customer lists, brand recognition, technology	456,000	625,906
Goodwill	459,680	630,956
Net purchase price	1,300,000	1,784,380
Acquisition payment
Cash paid ($650,000 USD)	650,000	892,190
Promissory note ($650,000 USD)	650,000	892,190
Total purchase price	$1,300,000	$1,784,380

Miller Land Corporation
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$15,508	$21,286
Accounts receivable	96,784	132,846
Computers and related equipment	11,790	16,183
Furniture and fixtures	10,600	14,550
Vehicles	60,000	82,356
Business & equipment	129,500	177,752
Less liabilities assumed
Accounts payable	(112,218)	(154,030)
Net tangible assets	211,694	290,943
Customer lists, brand recognition, technology	304,000	417,270
Goodwill	334,036	458,497
Net purchase price	850,000	1,166,710
Acquisition payment
Cash paid ($425,000 USD)	425,000	583,355
Promissory note ($425,000 USD)	425,000	583,355
Total purchase price	$850,000	$1,166,710

Laventure & Associates, Inc. and Atlantic Civil Engineering, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$410,366	$563,268
Accounts receivable	204,490	280,683
Computers and related equipment	1,210	1,661
Furniture and fixtures	4,210	5,779
Vehicles	45,000	61,767
Business equipment	32,650	44,815
Less liabilities assumed
Accounts payable	(614,856)	(843,951)
Net tangible assets	83,070	114,022
Customer lists, brand recognition, tec.	206,494	283,434
Goodwill	216,300	296,893
Net purchase price	505,864	694,349
Acquisition payment
Cash paid ($225,000 USD)	225,000	308,835
Earnout	55,864	76,679
Promissory note ($225,000 USD)	225,000	308,835
Total purchase price	505,864	694,349

Empire Land Surveying
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$11,194	$15,365
Accounts receivable	27,270	37,431
Computers and related equipment	9,500	13,040
Furniture and fixtures	22,500	30,884
Vehicles	37,000	50,786
Business equipment	81,000	111,181
Less liabilities assumed
Accounts payable	(21,246)	(29,162)
Net tangible assets	167,218	229,525
Customer lists, brand recognition, tec.	16,011	21,975
Goodwill	16,771	23,020
Net purchase price	200,000	274,520
Acquisition payment
Cash paid ($120,000 USD)	120,000	164,712
Promissory note ($80,000 USD)	80,000	109,808
Total purchase price	$200,000	274,520

Cardinal Civil Resources
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$52,669	$72,293
Accounts receivable	762,410	1,046,484
Other current assets	59,843	82,141
Business equipment	533,580	732,392
Less liabilities assumed
Accounts payable	(57,832)	(79,380)
Due to George Cunha	(859,312)	(1,179,492)
Net tangible assets	491,359	674,438
Customer lists, brand recognition, tec.	1,086,524	1,491,363
Goodwill	1,138,117	1,562,179
Net purchase price	2,716,000	3,727,982
Acquisition payment
Cash paid ($1,200,000 USD)	1,200,000	1,647,120
Promissory note ($1,200,000 USD)	1,200,000	11,647,120
Contingent Consideration Liability	316,000	433,742
Total purchase price	$2,716,000	3,727,982

Morgan Surveying
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash and undeposited funds	$38,705	$53,126
Accounts receivable	90,475	124,186
Employee advances	13,053	17,917
Computers and related equipment	3,805	5,223
Furniture and fixtures	1,500	2,059
Vehicles	15,714	21,569
Leasehold improvements	15,329	21,041
Business equipment	45,726	62,764
Less liabilities assumed
Accounts payable	(114,180)	(156,723)
Net tangible assets	110,127	151,160
Customer lists, brand recognition, tec.	246,582	338,458
Goodwill	258,291	354,530
Net purchase price	615,000	844,149
Acquisition payment
Cash paid ($307,500 USD)	307,500	422,075
Promissory note ($307,500 USD)	307,500	422,075
Total purchase price	$615,000	$844,149

Lescure Engineers, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$123,148	$169,033
Accounts receivable	150,307	206,311
Work in Progress	166,786	228,930
Computers and related equipment	16,750	22,991
Furniture and fixtures	4,000	5,490
Equipment	36,350	49,894
Vehicles	12,500	17,158
Less liabilities assumed
Accounts payable	(233,384)	(320,343)
Client retainers	(190,932)	(262,072)
Net tangible assets	85,525	117,392
Customer lists, brand recognition, etc.	143,308	196,705
Goodwill	150,112	206,044
Net purchase price	387,495	520,141
Acquisition payment
Cash paid ($175,000 USD)	175,000	240,205
Promissory note 1 ($175,000 USD)	175,000	240,205
Earnout	28,946	39,731
Total purchase price	$387,495	520,141

A&J Land Surveyor, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$368,727	$5,06,115
Computers and related equipment	22,000	30,197
Furniture and fixtures	1,000	1,373
Business equipment	128,800	176,790
Vehicles	128,395	176,235
Less liabilities assumed
Accounts payable	(350,692)	(481,360)
Net tangible assets	298,230	409,350
Customer lists, brand recognition, tec.	85,092	116,798
Goodwill	89,133	122,344
Net purchase price	472,455	648,492
Acquisition payment
Cash paid ($225,000 USD)	225,000	308,835
Promissory note ($225,000 USD)	225,000	308,835
Earnout	22,455	30,822
Total purchase price	$472,455	648,492

Putt Land Surveying, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash and undeposited funds	$20,504	$28,144
Accounts receivable	72,919	100,088
Computers and related equipment	1,240	1,702
Furniture and fixtures	1,300	1,784
Machinery and equipment	54,300	74,532
Vehicles	13,000	17,844
Less liabilities assumed
Accounts payable	(93,423)	(128,231)
Net tangible assets	69,840	95,863
Customer lists, brand recognition, tech.	246,722	338,650
Goodwill	258,438	354,732
Net purchase price	575,000	789,245
Acquisition payment
Cash paid ($250,000 USD)	250,000	343,150
Promissory note 1 ($72,789 USD)	75,000	102,945
Promissory note 2 ($250,000 USD)	250,000	343,150
Total purchase price	$575,000	789,245

Rampart Surveys, LLC
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$38,956	$53,471
Accounts receivable	164,313	225,536
Computers and related equipment	11,794	16,188
Furniture and fixtures	14,841	20,371
Surveying equipment	133,564	183,330
Vehicles	25,550	35,070
Less liabilities assumed
Accounts payable	(164,637)	(225,981)
Net tangible assets	224,381	307,985
Customer lists, brand recognition, tech.	159,034	218,290
Goodwill	166,585	228,655
Net purchase price	550,000	754,930
Acquisition payment
Cash paid ($275,000 USD)	275,000	377,465
Promissory note ($275,000 USD)	275,000	377,465
Total purchase price	$550,000	754,930

Smith Surveying, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$1,195	$1,640
Accounts receivable	660,858	907,094
Computers and related equipment	2,500	3,432
Furniture and fixtures	400	549
Surveying equipment	73,400	100,749
Vehicles	135,650	186,193
Less liabilities assumed
Accounts payable	(662,053)	(908,734)
Net tangible assets	211,950	290,923
Customer lists, brand recognition, tech.	637,229	874,661
Goodwill	667,488	916,193
Net purchase price	1,516,667	2,081,777
Acquisition payment
Cash paid ($900,000 USD)	900,000	1,235,340
Earnout (probable $300,000 USD)	16,667	22,887
Promissory note ($600,000 USD)	600,000	823,560
Total purchase price	$1,516,667	2,081,777

Casado Design, Ltd
Schedule of Allocation of Purchase Consideration

Assets acquired	GBP	CAD
Cash	$(5,994)	$(11,084)
Accounts receivable	20,894	38,635
Computers and related equipment	3,368	6,228
Furniture and fixtures	2,836	5,244
Business equipment	1,160	2,145
Vehicles	12,000	22,189
Less liabilities assumed
Accounts payable	(14,900)	(27,552)
Net tangible assets	19,364	35,805
Customer lists, brand recognition, tec.	200,215	370,218
Goodwill	209,721	387,796
Net purchase price	429,300	793,819
Acquisition payment
Cash paid (151,400 GBP)	151,400	279,954
Promissory note 1 (150,000 GBP)	150,000	277,365
Promissory note 2 (100,000GBP)	100,000	184,910
Earnout	27,900	51,590
Total purchase price	$429,300	793,819

Vara 3D, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$46,598	$63,960
Accounts receivable	131,945	181,108
Prepaid Expenses	35,373	48,553
Computers and related equipment	12,570	17,254
Surveying equipment	90,700	124,495
Vehicles	20,000	27,451
Less liabilities assumed
Accounts payable	(213,916)	(293,621)
Net tangible assets	123,270	169,200
Customer lists, brand recognition, tech.	365,423	501,579
Goodwill	382,774	525,396
Net purchase price	871,467	1,196,175
Acquisition payment
Cash paid ($400,000 USD)	400,000	549,040
Earnout	22,206	30,480
Promissory note 1 ($400,000 USD)	400,000	549,040
Promissory note 2 ($49,261 USD)	49,261	67,615
Total purchase price	$871,467	1,196,175

Holt Surveying & Mappin, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$16,834	$23,106
Accounts receivable	95,438	130,998
Computers and related equipment	21,240	29,154
Furniture and fixtures	400	549
Surveying equipment	116,850	160,388
Vehicles	15,000	20,589
Less liabilities assumed
Accounts payable	(112,272)	(154,105)
Net tangible assets	153,490	210,679
Customer lists, brand recognition, tech.	104,884	143,964
Goodwill	109,864	150,800
Net purchase price	368,238	505,443
Acquisition payment
Cash paid ($175,000 USD)	175,000	240,205
Earnout	18,238	25,033
Promissory note ($175,000 USD)	175,000	240,205
Total purchase price	$368,238	505,443

LD King Engineering Co., Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$1,018,808	$1,398,416
Accounts receivable	188,442	258,655
Unbilled services	342,896	470,660
Prepaid expenses	103,305	141,796
Computers and related equipment	9,550	13,108
Furniture and fixtures	2,900	3,981
Surveying equipment	117,950	161,898
Vehicles	71,000	97,455
Less liabilities assumed
Accounts payable	(1,653,451)	(2,269,527)
Net tangible assets	201,400	276,442
Customer lists, brand recognition, tech.	1,371,498	1,882,518
Goodwill	1,436,621	1,971,906
Net purchase price	3,009,519	4,130,866
Acquisition payment
Cash paid ($1,425,000 USD)	1,425,000	1,955,955
Earnout	159,519	218,956
Promissory note ($1,425,000 USD)	1,425,000	1,955,958
Total purchase price	$3,009,519	4,130,866

Andrew Spiewak Land Surveyor, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$82,768	$113,607
Accounts receivable	47,568	65,292
Computers and related equipment	10,600	14,550
Furniture and fixtures	3,250	4,461
Surveying equipment	33,255	45,646
Vehicles	60,000	82,356
Less liabilities assumed
Accounts payable	(130,335)	(178,898)
Net tangible assets	107,106	147,014
Customer lists, brand recognition, tech.	188,340	258,515
Goodwill	197,284	270,793
Net purchase price	492,730	676,322
Acquisition payment
Cash paid ($280,000 USD)	280,000	384,328
Earnout	3,469	4,762
Promissory note 1 ($160,000 USD)	160,000	219,616
Promissory note 2 ($49,261 USD)	49,261	67,616
Total purchase price	$492,730	676,322

Sunrise Window Cleaners
Schedule of Allocation of Purchase Consideration

Assets acquired	CAD
Cash	$9,440
Accounts receivable	30,538
Computers and related equipment	250
Furniture and fixtures	500
Surveying equipment	6,290
Vehicles	31,000
Less liabilities assumed
Accounts payable	(39,978)
Net tangible assets	38,040
Customer lists, brand recognition, tech.	103,160
Goodwill	108,057
Net purchase price	249,257
Acquisition payment
Cash paid ($125,000 CAD)	125,000
Promissory note 1 ($75,000 CAD)	75,000
Promissory note 2 ($49,257 CAD)	49,257
Total purchase price	$249,257